Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000250874
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund
Account Value	$ 20,888	$ 10,000	$ 19,156	$ 17,048	$ 20,114	$ 16,552	$ 15,413	$ 11,378	$ 12,834	$ 11,030	$ 10,421
C000250873
Account Value [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald Equity Opportunity Fund
Account Value	$ 21,519	$ 10,000	19,677	17,464	20,541	16,853	15,646	11,513	12,949	11,096	10,452
C000250877
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund
Account Value	$ 14,748	$ 10,000	13,945	12,800	13,543	13,077	12,138	11,327	11,475	10,898	10,358
C000250878
Account Value [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald High Income Fund
Account Value	15,063	$ 10,000	14,213	13,005	13,732	13,233	12,273	11,431	11,556	10,953	10,377
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 10,000	15,299	13,486	15,185	14,424	13,466	11,779	12,029	11,190	9,553
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Account Value	16,552	$ 10,000	15,299	13,486	15,185	14,424	13,466	11,779	12,029	11,190	9,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 10,000	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055